                                             State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111

                                        September 18, 2000

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:  The Munder Funds, Inc. (the "Company")
     File Nos. 33-54748,811-7346
     CIK 894192, Post-Effective Amendment No. 51
     -------------------------------------------

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for Class A, B, II, K and Y Shares on behalf of the Munder Digital Economy Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 51 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on September 15, 2000 (Accession # 0000950131-00-005355).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                            Very truly yours,

                                            /s/ Francine S. Hayes
                                            ---------------------
                                            Francine S. Hayes
                                            Associate Counsel

cc:  S. Shenkenberg
     L. Wilson
     M. Zeven
     P. Turley
     S. Zoltowski